Segments (Details) - USD ($)	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Revenue, Net	$ 22,017,000	$ 15,182,000	$ 12,781,000	$ 12,270,000	$ 17,732,000	$ 12,608,000	$ 13,180,000	$ 5,467,000	$ 0		$ 62,521,000	$ 48,987,000
Voyage expenses											(787,000)	(3,727,000)
Vessel operating costs											(29,372,000)	(1,600,000)
Charterhire expense									0		(51,389,000)	(73,214,000)
Vessel depreciation									0		(14,263,000)	(686,000)
General and Administrative Expense											(35,382,000)	(31,761,000)
Loss / write down on assets held for sale	261,793,000	324	119,604	31,752,000					0		(397,472,000)	(55,487,000)
Gain (Loss) on sale of assets											(422,937,000)	(55,487,000)
Interest income									341,000		356,000	1,052,000
Foreign exchange loss									1,135,000		12,000	(43,000)
Financial expense									(8,000)		(19,524,000)	(172,000)
Net Income (Loss) Attributable to Parent	$ (302,036,000)	$ (18,052,000)	$ (138,645,000)	$ (52,065,000)	$ (71,998,000)	$ (18,909,000)	$ (15,002,000)	$ (10,656,000)	$ (6,307,000)	$ (6,307,000)	(510,789,000)	(116,565,000)
Scorpio Ultramax Pool
Revenue, Net											26,771,000	10,217,000
Voyage expenses											(176,000)	(74,000)
Vessel operating costs											(14,297,000)	0
Charterhire expense											(21,880,000)	(15,305,000)
Vessel depreciation											(6,104,000)	0
General and Administrative Expense											(713,000)	(26,000)
Gain (Loss) on sale of assets											(5,622,000)	0
Interest income											4,000	0
Foreign exchange loss											27,000	0
Financial expense											0	0
Net Income (Loss) Attributable to Parent											(22,044,000)	(5,188,000)
Corporate Segment [Member]
Revenue, Net											0	0
Voyage expenses											0	0
Vessel operating costs											$ 0	0
Charterhire expense												0
Vessel depreciation											$ 0	0
General and Administrative Expense											(33,896,000)	(31,593,000)
Gain (Loss) on sale of assets											0	0
Interest income											352,000	1,052,000
Foreign exchange loss											(29,000)	(43,000)
Financial expense											(19,524,000)	(172,000)
Net Income (Loss) Attributable to Parent											(53,039,000)	(30,670,000)
Scorpio Capesize pool [Member]
Revenue, Net											9,038,000	0
Voyage expenses											(280,000)	0
Vessel operating costs											(5,089,000)	0
Charterhire expense											0	0
Vessel depreciation											(3,623,000)	0
General and Administrative Expense											(275,000)	(39,000)
Gain (Loss) on sale of assets											(408,318,000)	(52,553,000)
Interest income											0	0
Foreign exchange loss											4,000	0
Financial expense											0	0
Net Income (Loss) Attributable to Parent											(408,551,000)	(52,592,000)
Kamsarmax pool [Member]
Revenue, Net											26,712,000	38,770,000
Voyage expenses											(331,000)	(3,653,000)
Vessel operating costs											(9,986,000)	(1,600,000)
Charterhire expense											(29,509,000)	(57,909,000)
Vessel depreciation											(4,536,000)	(686,000)
General and Administrative Expense											(498,000)	(103,000)
Gain (Loss) on sale of assets											(8,997,000)	(2,934,000)
Interest income											0	0
Foreign exchange loss											10,000	0
Financial expense											0	0
Net Income (Loss) Attributable to Parent											$ (27,155,000)	$ (28,115,000)